Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Registrant Name	JAMES HARDIE INDUSTRIES plc
Entity Incorporation, State or Country Code	L2
Entity File Number	1-15240
Entity Tax Identification Number	98-0382260
Entity Address, Address Line One	1st Floor, Block A
Entity Address, Address Line Two	One Park Place
Entity Address, Address Line Three	Upper Hatch Street
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 FD79
Entity Address, Country	IE
City Area Code	353
Local Phone Number	1411 6924
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, 0.59 Euro par value per share
Trading Symbol	JHX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001159152